General	6 Months Ended
Jun. 30, 2020
Compensation Related Costs [Abstract]
GENERAL
NOTE 1:	GENERAL

a.

PainReform Ltd. (the "Company") was incorporated and started business operations in November 2007. The Company is a clinical stage specialty pharmaceutical company focused on the reformulation of established therapeutics. The Company’s proprietary extended release drug-delivery system prolongs the in vivo activity of APIs (active pharmaceutical ingredients), thus increasing the therapeutic window for patient treatment.

As of September 1, 2020, the Company’s Ordinary shares are traded on the NASDAQ Capital Market under the symbol PRFX (see also Note 10e).

b.	Going concern and management plans

The accompanying financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Since its inception, the Company has devoted substantially all of its efforts to research and development, clinical trials, and capital raising activities. The Company is still in the research and development pre-clinical phase and has not yet generated revenues. The Company incurred losses of $1,963 for the six months ended June 30, 2020. As of June 30, 2020, the Company’s accumulated deficit was $14,391. The Company has funded its operations to date primarily through equity financing and the issuance of convertible notes.

Additional funding will be required to complete the Company’s research and development activities, performance of clinical trials, to attain regulatory approvals, to begin the commercialization efforts of the Company’s product and to achieve a level of sales adequate to support the Company’s cost structure.

While the Company has been successful in raising financing to date, there can be no assurance that it will be able to successfully obtain additional financing on a timely basis.

Management expects that the Company will continue to generate losses from the development, clinical development and regulatory activities of its product, which will result in negative cash flows from operating activities. The Company’s financial statements do not reflect any adjustments that might result from the outcome of this uncertainty.

c.	On July 6, 2020 the Company’s shareholders approved a 3-for-1 reverse split of the Company’s Ordinary shares and Convertible preferred shares effective on July 6, 2020. All issued and outstanding Ordinary shares and convertible preferred shares and related per share amounts contained in the financial statements have been retroactively adjusted to reflect this reverse stock split for all periods presented.

d.

Public health epidemics or outbreaks could adversely impact the Company’s business. In late 2019, a novel strain of COVID-19, also known as coronavirus, was reported in Wuhan, China. While initially the outbreak was largely concentrated in China, it has now spread to several other countries, including in Israel, and infections have been reported globally. The extent to which the coronavirus impacts the Company’s operations will depend on future developments, which are highly uncertain and cannot be predicted with confidence, including the duration and severity of the outbreak, and the actions that may be required to contain the coronavirus or treat its impact. In particular, the continued spread of the coronavirus globally, could adversely impact the Company’s operations and workforce, including other Company’s research and clinical trials and its ability to raise capital, which in turn could have an adverse impact on the Company's business, financial condition and results of operation.